SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS
CLASS A, CLASS T, CLASS B, AND CLASS C
OCTOBER 31,1997 PROSPECTUS
       PROPOSED REORGANIZATION.    The Board of Trustees of Fidelity
Advisor Short-Intermediate Municipal Income Fund has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor Short-Intermediate Municipal Income Fund and Fidelity Advisor Intermediate Municipal Income Fund, a fund of Fidelity Advisor Series VI.
   The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Fidelity Advisor Short-Intermediate Municipal Income Fund solely in exchange for Class A, Class T, and Institutional Class shares of Fidelity Advisor Intermediate Municipal Income Fund equal in value to the relative net asset value of the outstanding shares of Class A, Class T, and Institutional Class, respectively, of Fidelity Advisor Short-Intermediate Municipal Income Fund. Following such exchange, Fidelity Advisor Short-Intermediate Municipal Income Fund will distribute such shares pro rata to the corresponding class in liquidation of Fidelity Advisor Short-Intermediate Municipal Income Fund as provided in the Agreement (the transactions contemplated by the Agreement referred to as the "Reorganization").
   The Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders. A Special Meeting (the "Meeting") of the Shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund will be held on May 4, 1998, and approval of the Agreement will be voted on at that time. In connection with the Meeting, Fidelity Advisor Short-Intermediate Municipal Income Fund will be filing with the Securities and Exchange Commission and delivering to its shareholders of record a Proxy Statement describing the Reorganization and a Prospectus for Fidelity Advisor Intermediate Municipal Income Fund.
   If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to become effective on or about May 28, 1998. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.
   In the event Fidelity Advisor Short-Intermediate Municipal Income Fund shareholders fail to approve the Agreement, Fidelity Advisor Short-Intermediate Municipal Income Fund will continue to engage in business as a registered investment company and the Board of Trustees will consider other proposals for the reorganization or liquidation of the Fund.
       EFFECTIVE JANUARY 1, 1998,    Fidelity Advisor
Short-Intermediate Municipal Income Fund will be closed to new accounts pending the Reorganization.
Fidelity Advisor California Municipal Income Fund and Fidelity Advisor New York Municipal Income Fund are closed to new and existing accounts.
   Class A, Class T, and Class B of Fidelity Advisor Municipal Bond Fund are closed to new and existing accounts except for shares purchased by investors participating in the Fidelity sponsored TARGETS
Program who may purchase shares through December 31,     1997.
EFFECTIVE DECEMBER 15, 1997, Fidelity Advisor High Income Municipal Fund will be renamed Fidelity Advisor Municipal Income Fund.
   The following information replaces similar information found in "Who May Want to Invest" on page 3.
   If you prefer not to pay a front-end sales charge, you should consider Class B or Class C shares. While Class B and Class C shares are subject to higher ongoing costs than Class A or Class T shares, in general because of their higher 12b-1 fees, Class B and Class C shares are sold with a CDSC instead of a front-end sales charge so your entire purchase amount is immediately invested. In general, Class B shares have higher costs than Class C shares over a short holding period because Class B shares have a higher CDSC that declines over a maximum of six years, and Class B shares have lower costs than Class C shares over a longer period because Class B shares convert to Class A shares after a maximum of seven years. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares, that purchase amounts of more than $1,000,000 generally will not be accepted for Class C shares, and that Class A or Class T shares may have lower costs for investments that qualify for a front-end sales charge reduction or waiver. See "How to Buy Shares," page 80, for more information on the maximum purchase amount for Class C shares. If you sell your Class B shares of the Intermediate-Term Bond Funds within three years or your Class B shares of the Bond Funds and the Equity Funds within six years, you will normally pay a CDSC that varies depending on how long you have held your shares. If you sell your Class C shares within one year, you will normally pay a 1.00% CDSC. See "Transaction Details," page 86, for CDSC schedules and related information. Class B shares will automatically convert to Class A shares after a holding period of four years for the Intermediate-Term Bond Funds and seven years for the Bond Funds and the Equity Funds. Class C shares do not convert to another class of shares. See "Transaction Details," page 86, for conversion information.
MUNICIPAL FUNDS

      Operating Expenses   Class A   Class T   Class B   Class C


MUNICIPAL    Management fee                                                            0.40%[A]    0.40%    0.40%   *
BOND

             12b-1 fee (including 0.25% Shareholder Service Fee for Class B shares)    0.15%       0.25%    0.90%   *

             Other expenses (after reimbursement Class A)                              1.60%[A]    0.37%    0.52%   *

             Total operating expenses                                                  2.15%       1.02%    1.82%   *





STATE MUNICIPAL FUNDS

                        Operating Expenses                                       Class A     Class T   Class B   Class C

CALIFORNIA              Management fee                                           0.40%[A]    0.40%     0.40%    *
MUNICIPAL
INCOME

                        12b-1 fee (including 0.25% Shareholder Service Fee
                        for Class B shares)                                      0.15%       0.25%     0.90%    *

                        Other expenses (after reimbursement Class A)             1.60%[A]    0.38%     0.95%    *

                        Total operating expenses                                 2.15%       1.03%     2.25%    *

NEW YORK                Management fee                                           0.40%[A]    0.40%     0.40%    *
MUNICIPAL
INCOME

                        12b-1 fee (including 0.25% Shareholder Service Fee for
                        Class B shares)                                          0.15%       0.25%     0.90%    *

                        Other expenses (after reimbursement)                     1.60%[A]    1.60%     1.60%    *

                        Total operating expenses                                 2.15%       2.25%     2.90%    *


* FUND DOES NOT OFFER CLASS C SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
EFFECTIVE JANUARY 1, 1998, the following information replaces similar information for MUNICIPAL BOND, CALIFORNIA MUNICIPAL INCOME, AND NEW YORK MUNICIPAL INCOME found in "Expenses" on page 11.
MUNICIPAL FUNDS


                 Examples

                               Full Redemption                                    No Redemption

                               Class A           Class T   Class B     Class C    Class B         Class C

MUNICIPAL BOND   1 year         $ 68              $ 45      $ 68[A]    *           $ 18           *

                 3 years        $ 112             $ 66      $ 87[A]    *           $ 57           *

                 5 years        $ 157             $ 89      $ 119[A]   *           $ 99           *

                 10 years[B]    $ 284             $ 155     $ 226      *           $ 226          *


STATE MUNICIPAL FUNDS


                              Examples

                                            Full Redemption                                    No Redemption

                                            Class A           Class T   Class B     Class C    Class B         Class C

CALIFORNIA MUNICIPAL INCOME   1 year         $ 68              $ 45      $ 73[A]    *           $ 23           *

                              3 years        $ 112             $ 67      $ 100[A]   *           $ 70           *

                              5 years        $ 157             $ 90      $ 140[A]   *           $ 120          *

                              10 years[B]    $ 284             $ 157     $ 255      *           $ 255          *

NEW YORK MUNICIPAL INCOME     1 year         $ 68              $ 57      $ 79[A]    *           $ 29           *

                              3 years        $ 112             $ 103     $ 120[A]   *           $ 90           *

                              5 years        $ 157             $ 151     $ 173[A]   *           $ 153          *

                              10 years[B]    $ 284             $ 284     $ 296      *           $ 296          *


* FUND DOES NOT OFFER CLASS C SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER
SEVEN YEARS.
EFFECTIVE JANUARY 1, 1998, the following information replaces similar information for MUNICIPAL BOND, CALIFORNIA MUNICIPAL INCOME, AND NEW YORK MUNICIPAL INCOME found in "Expenses" on page 12.
FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:



                     Class A   Effective Date Class T   Effective Date Class B   Effective Date Class C   Effective Date

Municipal Bond       2.15%    1/1/98         2.25%    1/1/98          2.90%    1/1/98          *         *

California Municipal
Income               2.15%    1/1/98         2.25%    1/1/98          2.90%    1/1/98          *         *

New York Municipal
Income               2.15%    1/1/98         2.25%    1/1/98          2.90%    1/1/98          *         *


* FUND DOES NOT OFFER CLASS C SHARES.
If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:
      Other Expenses                     Total Operating Expenses


                              Class A     Class T     Class B     Class C    Class A     Class T     Class B     Class C

Municipal Bond                 2.80%[A]    (dagger)    (dagger)   *           3.35%[A]    (dagger)    (dagger)   *

California Municipal Income    2.01%[A]    (dagger)    (dagger)   *           2.56%[A]    (dagger)    (dagger)   *

New York Municipal Income      1.95%[A]    1.97%       2.42%      *           2.50%[A]    2.62%       3.72%      *

EFFECTIVE JANUARY 1, 1998, the following information replaces similar information for MUNICIPAL BOND, CALIFORNIA MUNICIPAL INCOME, AND NEW YORK MUNICIPAL INCOME found in "Expenses" on page 8.

* FUND DOES NOT OFFER CLASS C SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
(dagger) TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE CAPS SHOWN IN THE FIRST TABLE ABOVE.
EFFECTIVE JANUARY 1, 1998, the following information replaces similar information found under the heading "FMR and Its Affiliates" in the "Charter" section on page 63.
John Avery is manager of Advisor Balanced, which he has managed since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putman Investments from 1993 to 1994. Mr. Avery received his MBA from The Wharton School at the University of Pennsylvania in 1993.
The following information replaces similar information found in "Investment Principles and Risks" on page 67.
MORTGAGE SECURITIES FUND seeks high current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. When consistent with its goal, the fund may also consider the potential for capital gain. FMR normally invests at least 65% of the fund's total assets in mortgage-related securities. The fund may also invest in U.S. Government securities and instruments related to U.S. Government securities. Instruments related to U.S. Government securities may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between two and 10 years. However, the reaction of mortgage securities to changes in interest rates can be difficult to predict since mortgage securities are subject to prepayment of principal and can be structured in a complex manner. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This could be substantially shorter than its stated final maturity. As of July 31, 1997, the fund's dollar-weighted average maturity was approximately
5.8 years.
GOVERNMENT INVESTMENT FUND seeks high current income by investing in U.S. Government securities and instruments related to U.S. Government securities under normal conditions. FMR normally invests the fund's assets only in U.S. Government securities, repurchase agreements, and other instruments related to U.S. Government securities. Under normal conditions, FMR invests at least 65% of the fund's total assets in U.S. Government securities and repurchase agreements for U.S. Government securities. Other instruments may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties. It is important to note that neither the fund nor its yield is guaranteed by the U.S. Government.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between five and 12 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This could be substantially shorter than its stated final maturity. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 8.5 years.
EFFECTIVE DECEMBER 15, 1997, the following information replaces similar information found under the heading "High Income Municipal Fund" in "Investment Principles and Risks" on page 68.
MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. FMR normally invests so that at least 80% of the fund's assets is invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 16.4 years.
EFFECTIVE DECEMBER 15, 1997, the following information replaces similar information found under the heading "Debt Securities" in "Securities and Investment Practices" on page 69.
Each of Mortgage Securities, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities. A security is considered to be investment-grade if it is rated investment-grade by Moody's, S&P, Duff & Phelps Credit Rating Co. (Duff & Phelps), or Fitch Investors Service, L.P. (Fitch), or is unrated but judged by FMR to be of equivalent quality.
   The following information replaces similar information found "How to Buy Shares" on page 80.
       PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE
   ACCEPTED FOR CLASS C SHARES. THIS LIMIT DOES NOT APPLY TO PURCHASES
OF CLASS C SHARES MADE BY AN EMPLOYEE BENEFIT PLAN    .
The following information replaces similar information found in "Sales Charge Reductions and Waivers" beginning on page 91.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:
       1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans;
       2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans and accounts managed by third parties do not qualify for this waiver;
       3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans do not qualify for this waiver;
       4. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans do not qualify for this waiver;
       5. Purchased for an employee benefit plan that has $25 million or more in plan assets;
6. Purchased prior to December 31, 1997 by Class B shareholders who have closed their Class B Municipal Bond, Class B California Municipal Income, or Class B New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to (i) purchases of up to the account balance in the Class B Municipal Bond, Class B California Municipal Income, or Class B New York Municipal Income account closed and (ii) purchases made on the same day that the Class B account is closed; or
7. Purchased prior to December 31, 1998 by shareholders who have closed their Class A Municipal Bond, Class A California Municipal Income, or Class A New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received by FIIOC.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T
SHARES:
       1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans;
       2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;
       3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee;
       4. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;
       5.    Purchased for an employee benefit plan;
       6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);
       7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;
       8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;
       9. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;
       10. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
       11. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;
       12. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code);
       13. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or
14. Purchased prior to December 31, 1998 by shareholders who have closed their Class T Municipal Bond, Class T California Municipal Income, or Class T New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received by FIIOC.
   You must notify FDC in advance if you qualify for a front-end sales charge waiver. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
   If you are investing through an insurance company separate account, if you are investing through a trust department, if your are investing through an account managed by a broker-dealer, or if you have authorized an investment adviser to make investment decisions for you, you may qualify to purchase Class A shares without a sales charge (as described in (1), (2), (3) and (4) on the previous page and above), Class T shares without a sales charge (as described in (1), (2), (3) and (4) above), or Institutional Class shares. Because Institutional Class shares have no sales charge, and do not pay a 12b-1 fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, Class B, and Class C shares. Contact your investment professional to discuss if you qualify.
THE CDSC ON CLASS B AND CLASS C SHARES MAY BE WAIVED:
       1. In cases of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability;
       2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 701/2, which are permitted without penalty pursuant to the Internal Revenue Code;
       3. In connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program;
4. (APPLICABLE TO CLASS B ONLY) In connection with Class B Municipal Bond, Class B California Municipal Income, or Class B New York Municipal Income accounts that are closed prior to December 31, 1997; or
       5. (APPLICABLE TO CLASS C ONLY) In connection with any redemptions from an employee benefit plan. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.

SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS
INSTITUTIONAL CLASS OCTOBER 31,1997 PROSPECTUS
       PROPOSED REORGANIZATION.    The Board of Trustees of Fidelity
Advisor Short-Intermediate Municipal Income Fund has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor Short-Intermediate Municipal Income Fund and Fidelity Advisor Intermediate Municipal Income Fund, a fund of Fidelity Advisor Series VI.
   The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Fidelity Advisor Short-Intermediate Municipal Income Fund solely in exchange for Class A, Class T, and Institutional Class shares of Fidelity Advisor Intermediate Municipal Income Fund equal in value to the relative net asset value of the outstanding shares of Class A, Class T, and Institutional Class, respectively, of Fidelity Advisor Short-Intermediate Municipal Income Fund. Following such exchange, Fidelity Advisor Short-Intermediate Municipal Income Fund will distribute such shares pro rata to the corresponding class in liquidation of Fidelity Advisor Short-Intermediate Municipal Income Fund as provided in the Agreement (the transactions contemplated by the Agreement referred to as the "Reorganization").
   The Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders. A Special Meeting (the "Meeting") of the Shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund will be held on May 4, 1998, and approval of the Agreement will be voted on at that time. In connection with the Meeting, Fidelity Advisor Short-Intermediate Municipal Income Fund will be filing with the Securities and Exchange Commission and delivering to its shareholders of record a Proxy Statement describing the Reorganization and a Prospectus for Fidelity Advisor Intermediate Municipal Income Fund.
   If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to become effective on or about May 28, 1998. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.
   In the event Fidelity Advisor Short-Intermediate Municipal Income Fund shareholders fail to approve the Agreement, Fidelity Advisor Short-Intermediate Municipal Income Fund will continue to engage in business as a registered investment company and the Board of Trustees will consider other proposals for the reorganization or liquidation of the Fund.
       EFFECTIVE JANUARY 1, 1998,    Fidelity Advisor
Short-Intermediate Municipal Income Fund will be closed to new accounts pending the Reorganization.
   Fidelity Advisor California Mun    icipal Income Fund and Fidelity
Advisor New York Municipal Income Fund are closed to new and existing accounts.
   Institutional Class of Fidelity Advisor Municipal Bond Fund is closed to new and existing accounts except for shares purchased by investors participating in the Fidelity sponsored TARGETS Program who may purchase shares through December 31, 1997.
EFFECTIVE DECEMBER 15, 1997, Fidelity Advisor High Income Municipal Fund will be renamed Fidelity Advisor Municipal Income Fund.
   The following information replaces the first three paragraphs found in "Who May Want to Invest" on page 4.
   Institutional Class shares are offered to:
   1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans must have at least $50 million in plan assets;
   2. Registered investment advisor managed account programs, provided the registered investment advisor is not part of an organization primarily engaged in the brokerage business, and the program (i) charges an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, non-employee benefit plan accounts in the program must be managed on a discretionary basis;
   3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;
   4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds; and

   5. Fidelity Trustees and employees.
   For purchases made by managed account programs or insurance company separate accounts, FDC reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
EFFECTIVE JANUARY 1, 1998, the following information replaces similar information for MUNICIPAL BOND, CALIFORNIA MUNICIPAL INCOME, AND NEW YORK MUNICIPAL INCOME found in "Expenses" beginning on page 7. MUNICIPAL FUNDS

                 Operating Expenses         Examples

MUNICIPAL BOND   Management fee              0.40%[A]   1 year     $ 16

                 12b-1 fee                  None        3 years    $ 49

                 Other expenses              1.14%[A]   5 years    $ 84

                 Total operating expenses    1.54%      10 years   $ 183

STATE MUNICIPAL FUNDS

                 Operating Expenses          Examples


CALIFORNIA MUNICIPAL
   INCOME           Management fee              0.40%   1 year     $ 9

                 12b-1 fee                   None     3 years    $ 27

                 Other expenses              0.45%   5 years    $ 47

                 Total operating expenses    0.85%   10 years   $ 105

NEW YORK MUNICIPAL
INCOME              Management fee              0.40%   1 year     $ 20

                 12b-1 fee                   None     3 years    $ 63

                 Other expenses  (after
                    reimbursement)              1.60%   5 years    $ 108

                 Total operating expenses    2.00%   10 years   $ 233


[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
EFFECTIVE JANUARY 1, 1998, the following information replaces similar information for MUNICIPAL BOND, CALIFORNIA MUNICIPAL INCOME, AND NEW YORK MUNICIPAL INCOME found in "Expenses" on page 9.
FMR has voluntarily agreed to reimburse the Institutional Class of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:
                                          Effective
                                          Date

   Municipal Bond                 2.00%   1/1/98

   California Municipal Income    2.00%   1/1/98

   New York Municipal Income      2.00%   1/1/98

EFFECTIVE JANUARY 1, 1998, the following information replaces similar information found in "Expenses" on page 9.
If these agreements were not in effect, other expenses and total operating expenses of the Institutional Class of each fund, as a percentage of average net assets, would have been the following amounts:

                                       Other Expenses                   Total Operating Expenses

TechnoQuant Growth[A]                                    7.03%                                      7.63%

Mid Cap                                                  2.64%                                      3.24%

Large Cap                                                1.94%                                      2.54%

Growth & Income[A]                                       0.78%                                      1.28%

Balanced                                                 0.56%                                      1.01%

Strategic Income                                         0.96%                                      1.55%

Mortgage Securities[A]                                   4.13%                                      4.57%

Government Investment                                    0.38%                                      0.83%

Short Fixed-Income                                       0.55%                                      1.00%

High Income Municipal                                    3.86%                                      4.26%

Intermediate Municipal Income                            0.44%                                      0.84%

Short-Intermediate Municipal Income                      13.15%                                     13.55%

New York Municipal Income                                3.43%                                      3.83%


[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
EFFECTIVE JANUARY 1, 1998, the following information replaces similar information found under the heading "FMR and Its Affiliates" in the "Charter" section on page 26.
John Avery is manager of Advisor Balanced, which he has managed since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putman Investments from 1993 to 1994. Mr. Avery received his MBA from The Wharton School at the University of Pennsylvania in 1993.
The following information replaces similar information found in "Investment Principles and Risks" on page 30.
MORTGAGE SECURITIES FUND seeks high current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. When consistent with its goal, the fund may also consider the potential for capital gain. FMR normally invests at least 65% of the fund's total assets in mortgage-related securities. The fund may also invest in U.S. Government securities and instruments related to U.S. Government securities. Instruments related to U.S. Government securities may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between two and 10 years. However, the reaction of mortgage securities to changes in interest rates can be difficult to predict since mortgage securities are subject to prepayment of principal and can be structured in a complex manner. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This could be substantially shorter than its stated final maturity. As of July 31, 1997, the fund's dollar-weighted average maturity was approximately
5.8 years.
GOVERNMENT INVESTMENT FUND seeks high current income by investing in U.S. Government securities and instruments related to U.S. Government securities under normal conditions. FMR normally invests the fund's assets only in U.S. Government securities, repurchase agreements, and other instruments related to U.S. Government securities. Under normal conditions, FMR invests at least 65% of the fund's total assets in U.S. Government securities and repurchase agreements for U.S. Government securities. Other instruments may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties. It is important to note that neither the fund nor its yield is guaranteed by the U.S. Government.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between five and 12 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This could be substantially shorter than its stated final maturity. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 8.5 years.
EFFECTIVE DECEMBER 15, 1997, the following information replaces similar information found under the heading "High Income Municipal Fund" in "Investment Principles and Risks" on page 31.
MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. FMR normally invests so that at least 80% of the fund's assets is invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 16.4 years.
EFFECTIVE DECEMBER 15, 1997, the following information replaces similar information found under the heading "Debt Securities" in "Securities and Investment Practices" beginning on page 32.
Each of Mortgage Securities, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities. A security is considered to be investment-grade if it is rated investment-grade by Moody's, S&P, Duff & Phelps Credit Rating Co. (Duff & Phelps), or Fitch Investors Service, L.P. (Fitch), or is unrated but judged by FMR to be of equivalent quality.

SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS:
CLASS A, CLASS T, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND INITIAL
CLASS
OCTOBER 31, 1997
STATEMENT OF ADDITIONAL INFORMATION

   Fidelity Adv    isor California Municipal Income Fund and Fidelity
Advisor New York Municipal Income Fund are closed to new and existing accounts.
   Class A, C    lass T, Class B, and Institutional Class of Fidelity
Advisor Municipal Bond Fund are closed to new and existing accounts except for shares purchased by investors participating in the Fidelity sponsored TARGETS Program who may purchase shares through December 31, 1997.
EFFECTIVE DECEMBER 15, 1997, Fidelity Advisor High Income Municipal Fund will be renamed Fidelity Advisor Municipal Income Fund.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND UNDER THE HEADING "ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION" ON PAGE 128.
CLASS A SHARES ONLY
   Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's front-end sales charge in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
   1. to shares purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA);
   2. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans and accounts managed by third parties do not qualify for this waiver;
   3. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans do not qualify for this waiver;
   4. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plan assets do not qualify for this waiver;
   5. to shares purchased for an employee benefit plan that has $25 million or more in plan assets;
6. to shares purchased prior to December 31, 1997 by Class B shareholders who have closed their Class B Municipal Bond, Class B California Municipal Income, or Class B New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to (i) purchases of up to the account balance in the Class B Municipal Bond, Class B California Municipal Income, or Class B New York Municipal Income account closed and (ii) purchases made on the same day that the Class B account is closed; or
7. to shares purchased prior to December 31, 1998 by shareholders who have closed their Class A Municipal Bond, Class A California Municipal Income, or Class A New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received by FIIOC.
   A sales load waiver form must accompany these transactions.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND UNDER THE HEADING "ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION" BEGINNING ON PAGE 128.
CLASS T SHARES ONLY
   Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class T's front-end sales charge in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class T's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
   1. to shares purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA);
   2. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;
   3. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee;
   4. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;
   5. to shares purchased for an employee benefit plan;
   6. to shares purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);
   7. to shares purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;
   8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge;
   9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
   10. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
   11. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;
   12. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code);
   13. to shares purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or
   14. to     shares purchased prior to December 31, 1998 by
shareholders who have closed their Class T Municipal Bond, Class T California Municipal Income, or Class T New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received by FIIOC.
   A sales load waiver form must accompany these transactions.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION" ON PAGE 130.
CLASS B AND CLASS C SHARES ONLY
The contingent deferred sales charge (CDSC) on Class B and Class C shares may be waived (1) in the case of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability; (2) in connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70, which are permitted without penalty pursuant to the Internal Revenue Code; (3) in connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program; (4) (APPLICABLE TO CLASS B ONLY) in connection with Class B Municipal Bond, Class B California Municipal Income, or Class B New York Municipal Income accounts that are closed prior to December 31,
1997;    or (5) (APPLICABLE TO CLASS C ONLY) in connection with any redemptions from an employee benefit plan (including 403(b) programs, but otherwise as defined by ERISA).
   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND UNDER THE HEADING "ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION" ON PAGE 132.
       INSTITUTIONAL CLASS SHARES ONLY
   Institutional Class shares are offered to:
   1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans (including 403(b) programs, but otherwise as defined by ERISA) must have at least $50 million in plan assets;
   2. Registered investment advisor managed account programs, provided the registered investment advisor is not part of an organization primarily engaged in the brokerage business and the program (i) charges an asset-based fee, and (ii) will have at least $1 million in vested in the Institutional Class of the Advisor funds. In addition, non-employee benefit plan accounts in the program must be managed on a discretionary basis;
   3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;
   4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;
and
   5. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee.
   For purchases made by managed account programs or insurance company separate accounts, FDC reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds.
SUPPLEMENT TO THE FIDELITY ADVISOR
INTERNATIONAL FUNDS CLASS A, CLASS T,
CLASS B, AND CLASS C OCTOBER 31, 1997
PROSPECTUS
The following information replaces similar information found in "Who May Want to Invest" beginning on page 4.
   If you prefer not to pay a front-end sales charge, you should consider Class B or Class C shares. While Class B and Class C shares are subject to higher ongoing costs than Class A or Class T shares, in general because of their higher 12b-1 fees, Class B and Class C shares are sold with a CDSC instead of a front-end sales charge so your entire purchase amount is immediately invested. In general, Class B shares have higher costs than Class C shares over a short holding period because Class B shares have a higher CDSC that declines over six years, and Class B shares have lower costs than Class C shares over a longer period because Class B shares convert to Class A shares after seven years. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares, that purchase amounts of more than $1,000,000 generally will not be accepted for Class C shares, and that Class A or Class T shares may have lower costs for investments that qualify for a front-end sales charge reduction or waiver. See "How to Buy Shares," page 24, for more information on the maximum purchase amount for Class C shares. If you sell your Class B shares within six years, you will normally pay a CDSC that varies depending on how long you have held your shares. If you sell your Class C shares within one year, you will normally pay a 1.00% CDSC. See "Transaction Details," page 30, for CDSC schedules and related information. Class B shares will automatically convert to Class A shares after a holding period of seven years. Class C shares do not convert to another class of shares. See "Transaction Details," page 30, for conversion information.
The following information replaces similar information found in "How to Buy Shares" on page 24.
PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR CLASS C SHARES. THIS LIMIT DOES NOT APPLY TO PURCHASES OF CLASS C SHARES MADE BY AN EMPLOYEE BENEFIT PLAN.
The following information replaces similar information found in "Sales Charge Reductions and Waivers" beginning on page 34.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:
       1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans;
       2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans and accounts managed by third parties do not qualify for this waiver;
       3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans do not qualify for this waiver;
       4. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans do not qualify for this waiver;
       5. Purchased for an employee benefit plan that has $25 million or more in plan assets;
6. Purchased prior to December 31, 1997 by Class B shareholders who have closed their Class B Municipal Bond, Class B California Municipal Income, or Class B New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to (i) purchases of up to the account balance in the Class B Municipal Bond, Class B California Municipal Income, or Class B New York Municipal Income account closed and (ii) purchases made on the same day that the Class B account is closed; or
7. Purchased prior to December 31, 1998 by shareholders who have closed their Class A Municipal Bond, Class A California Municipal Income, or Class A New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received by FIIOC.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T
SHARES:
       1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans;
       2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;
       3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee;
       4. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;
       5.    Purchased for an employee benefit plan;
       6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);
       7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;
       8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;
       9. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;
       10. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
       11. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;
       12. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);
       13. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or
14. Purchased prior to December 31, 1998 by shareholders who have closed their Class T Municipal Bond, Class T California Municipal Income, or Class T New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received by FIIOC.
   You must notify FDC in advance if you qualify for a front-end sales charge waiver. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
   If you are investing through an insurance company separate account, if you are investing through a trust department, if you are investing through an account managed by a broker-dealer, or if you have authorized an investment adviser to make investment decisions for you, you may qualify to purchase Class A shares without a sales charge (as described in (1), (2), (3) and (4) on the previous page), Class T shares without a sales charge (as described in (1), (2), (3) and (4) on the previous page and above), or Institutional Class shares. Because Institutional Class shares have no sales charge, and do not pay a 12b-1 fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, Class B, and Class C shares. Contact your investment professional to discuss if you qualify.
THE CDSC ON CLASS B AND CLASS C SHARES MAY BE WAIVED:
       1. In cases of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability;
       2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 701/2, which are permitted without penalty pursuant to the Internal Revenue Code;
       3. In connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program; or
       4. (APPLICABLE TO CLASS C ONLY) In connection with any redemptions from an employee benefit plan. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
SUPPLEMENT TO THE FIDELITY ADVISOR
INTERNATIONAL FUNDS INSTITUTIONAL CLASS OCTOBER 31, 1997 PROSPECTUS
   The following information replaces the first three paragraphs found in "Who May Want to Invest" on page 3.
   Institutional Class shares are offered to:
   1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans must have at least $50 million in plan assets;
   2. Registered investment advisor managed account programs, provided the registered investment advisor is not part of an organization primarily engaged in the brokerage business, and the program (i) charges an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, non-employee benefit plan accounts in the program must be managed on a discretionary basis;
   3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;
   4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds; and

   5. Fidelity Trustees and employees.
   For purchases made by managed account programs or insurance company separate accounts, FDC reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.